JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, MA 02210
May 2, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) File Nos. 2-94157; 811-04146
Dear Sir/Madam:
On behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves to certify that the form of Statement of Additional Information (“SAI”) for the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust each dated April 30, 2012, that would have been filed under paragraph (b) or (c) of Rule 497, would not have differed from the form of SAI contained in Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 25, 2012 via EDGAR. The SAI of all other series of the Trust will be separately filed pursuant to paragraph (c) of Rule 497 on May 2, 2012.
If you have any questions or comments, please call me at 617-663-2166.
Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Senior Counsel and Assistant Secretary